Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / DTH $ / MWh	Dec. 31, 2017 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 294	$ 307
Fair Value of Derivative Liabilities		279	284
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		93	166
Fair Value of Derivative Liabilities		103	66
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		5,156	5,379
Total liabilities		279	284
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		2,297	2,466
Total liabilities		103	66
Fair Value, Measurements, Recurring | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		250	258
Fair Value of Derivative Liabilities		135	197
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		90	166
Fair Value of Derivative Liabilities		15	9
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		70	157
Total liabilities		6	7
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		66	152
Total liabilities		6	5
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		70	157
Fair Value of Derivative Liabilities		6	7
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		66	152
Fair Value of Derivative Liabilities		6	$ 5
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		15
Fair Value of Derivative Liabilities		$ 6
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	6
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(2)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	7
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	1
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[3]	$ 38
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	(2)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	8
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[2]	(1)
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Electricity | Physical Options [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 11
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	34
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	50
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	42
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	39.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	60.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2]	49.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Physical Options [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 2
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	1
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	8
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[2]	3
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	18.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	73.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2]	30.00%

[1]	Represents market prices beyond defined terms for Levels 1 and 2.
[2]	Averages weighted by volume.
[3]	Includes basis.
[4]	Represents volatilities unrepresented in published markets.